Significant Accounting Policies - Additional Information (Details) $ in Thousands		12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 CNY (¥) Installment ¥ / Unit	Dec. 31, 2017 USD ($) Installment ¥ / Unit	Dec. 31, 2016 CNY (¥) ¥ / Unit	Dec. 31, 2015 CNY (¥) ¥ / Unit	Dec. 31, 2017 USD ($)	Dec. 29, 2017 ¥ / $	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Significant Accounting Policies [Line Items]
Discount rate		22.00%	22.00%
Impairment loss related to other intangible assets arising from acquisitions		¥ 0		¥ 0	¥ 0
Impairment loss related to goodwill		0
Goodwill	¥ 5,930,000	¥ 5,930,000				$ 911		$ 0	$ 0
Restricted cash description		Restricted cash represents deposits made to the bank for bank acceptance notes (or notes payable) issued by the Group. When the Group issues the bank acceptance notes, the banks requires the Group to make a deposit for 60% or 100% of the face value of the bank acceptance notes issued as collateral.	Restricted cash represents deposits made to the bank for bank acceptance notes (or notes payable) issued by the Group. When the Group issues the bank acceptance notes, the banks requires the Group to make a deposit for 60% or 100% of the face value of the bank acceptance notes issued as collateral.
Inventory write-down		¥ 2,449,000	$ 376	1,037,000	0
Impairment loss on cost method investments		0		0	0
Impairment losses on equity method Investments		0		0	0
Impairment losses on available- for-sale investments		¥ 0		¥ 0	¥ 0
Best estimated selling price | ¥ / Unit		1.30	1.30	0.43	0.31
Revenues recognition period		9 months	9 months
Percentage of sales revenue		78.80%	78.80%	92.10%	97.10%
Number of payment installments from customer | Installment		2	2
Percentage of second installment payment receivable		50.00%	50.00%
Value added tax rate		17.00%	17.00%
Warranty term for products sold to one customer		18 months	18 months
Product warranty term for one customer		6 months	6 months
Additional warranty term to end users for products sold to one customer		12 months	12 months
Warranty term for products sold to end users		12 months	12 months
Government subsidies recognized as income		¥ 6,719,000		¥ 14,726,000	¥ 549,000
Government deferred subsidy income	9,104,000	9,104,000
Cash and cash equivalents	¥ 366,336,000	366,336,000		¥ 153,152,000		$ 56,305
Foreign currency exchange rate | ¥ / $							6.5063
Percentage of installment payments on future net profits	50.00%
Cash and Cash Equivalents
Significant Accounting Policies [Line Items]
Restricted cash	¥ 3,185,000	¥ 3,185,000
Company B and Company C
Significant Accounting Policies [Line Items]
Percentage of net revenues generated during the period		86.70%	86.70%	93.20%	97.40%
Company D
Significant Accounting Policies [Line Items]
Percentage of raw materials purchased		29.00%	29.00%
U.S. Dollar Denominated
Significant Accounting Policies [Line Items]
Cash and cash equivalents	¥ 66,494,000	¥ 66,494,000		¥ 98,537,000	¥ 164,188,000
Selling and Marketing Expenses
Significant Accounting Policies [Line Items]
Advertising Expense		¥ 7,586,000		¥ 13,474,000	¥ 14,819,000
Minimum
Significant Accounting Policies [Line Items]
Second installment receivable period		30 days	30 days
Maximum
Significant Accounting Policies [Line Items]
Second installment receivable period		45 days	45 days
Patents and Trademark
Significant Accounting Policies [Line Items]
Amortization period		10 years	10 years